Insurance business - Schedule of net finance income (expense) from insurance, participating investment and reinsurance contracts (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Disclosure of analysis of insurance revenue [line items]
Net trading income	£ 10,758	£ 11,888	£ 6,161
Insurance finance income (expenses) from insurance contracts issued recognised in profit or loss	(10,013)	(11,187)	(5,589)
Net finance expense from insurance, participating investment and reinsurance contracts	(6,477)	(7,915)	(3,769)
Income (expense) from unit-linked and with-profit contracts, variable fee approach	6,951	6,419	3,781
Life
Disclosure of analysis of insurance revenue [line items]
Net finance expense from insurance, participating investment and reinsurance contracts	(6,474)	(7,948)	(3,730)
Non-life
Disclosure of analysis of insurance revenue [line items]
Net finance expense from insurance, participating investment and reinsurance contracts	(3)	33	(39)
Insurance contracts
Disclosure of analysis of insurance revenue [line items]
Net trading income	6,502	8,221	3,570
Insurance finance income (expenses) from insurance contracts issued recognised in profit or loss	(6,558)	(7,964)	(3,771)
Insurance contracts | Life
Disclosure of analysis of insurance revenue [line items]
Net trading income	6,482	8,214	3,542
Insurance finance income (expenses) from insurance contracts issued recognised in profit or loss	(6,555)	(7,997)	(3,732)
Insurance contracts | Non-life
Disclosure of analysis of insurance revenue [line items]
Net trading income	20	7	28
Insurance finance income (expenses) from insurance contracts issued recognised in profit or loss	(3)	33	(39)
Reinsurance contracts held
Disclosure of analysis of insurance revenue [line items]
Net finance income from reinsurance contracts held	81	49	2
Reinsurance contracts held | Life
Disclosure of analysis of insurance revenue [line items]
Net finance income from reinsurance contracts held	81	49	2
Reinsurance contracts held | Non-life
Disclosure of analysis of insurance revenue [line items]
Net finance income from reinsurance contracts held	£ 0	£ 0	£ 0